Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes

K. Income Taxes

The effective tax rate (as a percentage of income before taxes) is reconciled to the U.S. federal statutory rate as follows as of December 31, 2013 and 2012, respectively:

	For the year ended December 31,
	2013	2012
Income tax expense (benefit) at the applicable federal rate (34%)	$(1,217)	$(823)
Permanent differences	95	—
Return to provision	4	—
Change in valuation allowance	332	823
BVI NOL elimination	787	—
Foreign rate differential	(1)	—
Income tax expense (benefit)	$—	$—

The Company has established a valuation allowance to fully reserve the net deferred tax asset due to the uncertainty of the timing and amounts of future taxable income. At December 31, 2013, the Company had net operating loss carry forwards for federal income tax purposes of $3,221,254 which will begin to expire, if unused, in 2031 and net operating loss carry forwards for foreign income tax purposes of $188,402 which will begin to expire, if unused, in 2017. For U.S. income tax purposes, the Company is unable to utilize the prior year net operating loss generated by FRIBVI.

The tax effects of the temporary differences between financial statement income and taxable income are recognized as a deferred tax asset and liabilities. Significant components of the deferred tax asset and liability as of December 31, 2013 and 2012 respectively are:

	As of December 31,
	2013	2012
Deferred assets
Stock-based compensation	$26	$—
Accrued vacation	22	—
Net operating loss carryforwards	1,161	823
Total deferred tax assets	1,209	823
Deferred liabilities
Prepaids	(48)	—
Equipment	(6)	—
Total deferred tax liabilities	(54)	—
Net deferred tax asset	1,155	823
Valuation allowance	(1,155)	(823)
Total net deferred tax assets	$—	$—

The Company records accrued interest and penalties related to unrecognized tax benefits in general and administrative expense. No amounts of interest expense and penalties have been accrued or recognized related to unrecognized tax benefits since inception. We are currently subject to a three-year statute of limitations by major tax jurisdictions.